SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivable and Allowances (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Bad debt expense (recovery)	$ 0	$ 0
Provision for credit loss	$ 0	$ 0